Exposure To Russia (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Exposure to Russia [Abstract]
Total Group exposure to Russia	€ 700	€ 800
Total Groups loan exposure to Russia	700
Total Groups undrawn commitments to Russia	37
Overnight deposits with the Central Bank of Russia	700
Allowance for Credit losses without country risk related to Russia	€ 3	€ 11